Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	VICTORY ENERGY CORP
Entity Central Index Key	0000700764
Entity Filer Category	Smaller Reporting Company
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	Updated to include 2017 10-K